Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 266,501,626.04
Previously Paid Amount	0.00
Total Fee Amount	36,803.87
Total Offset Amount	0.00
Net Fee	$ 36,803.87